October 4, 2004


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re: John Hancock Strategic Series
         on behalf of John Hancock Strategic Income Fund and
         John Hancock High Income Fund
         File Nos. 811-4651; 33-5186

         Filing of Income Funds Class A, B and C and Class I shares Prospectuses and Class A, Class B, Class C and Class R Statement of Additional Information under Rule 497(j)

Gentlemen:

         Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Class A, B and C and Class I shares Prospectuses and Statement of Additional Information dated October 1, 2004 for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.


                                 Sincerely,


                                 /s/Marilyn Lutzer
                                 Marilyn Lutzer
                                 Manager